Victory Pioneer Select Mid Cap Growth VCT Portfolio Shareholder Fees - Victory Pioneer Select Mid Cap Growth VCT Portfolio - Class I	Dec. 31, 2025
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%